Concentrations and Credit Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Customers representing at least 10% of total net sales
Sunbeam Products, Inc.	$ 6,879,000		$ 14,080,000		$ 15,818,000
Sunbeam Products, Inc. percent of sales
Fitbit, Inc.	$ 10,593,000		$ 10,396,000		$ 5,493,000
Fitbit, Inc. percent of sales
Kern + Sohn GMBH	$ 5,424,000		$ 2,762,000		$ 3,814,000
Kern + Sohn GMBH percent of sales
Total amount	$ 22,896,000		$ 27,238,000		$ 25,125,000
Total percent
Customers representinig greater than 10% of total trade receivables
Sunbeam Products, Inc.	$ 101,000		$ 1,523,000
Sunbeam Products, Inc. trade receivable
Fitbit, Inc.	$ 240		$ 355,000
Fitbit, Inc. trade receivable
Pitney Bowes Inc.	$ 224,000		$ 169,000
Pitney Bowes Inc. trade receivable
Total
0%-100%
Customers representing at least 10% of total net sales
Sunbeam Products, Inc.
Sunbeam Products, Inc. percent of sales		24.00%		45.00%		52.00%
Fitbit, Inc.
Fitbit, Inc. percent of sales		37.00%		33.00%		18.00%
Kern + Sohn GMBH
Kern + Sohn GMBH percent of sales		19.00%		9.00%		13.00%
Total amount
Total percent		8.00%		87.00%		83.00%
Customers representinig greater than 10% of total trade receivables
Sunbeam Products, Inc.
Sunbeam Products, Inc. trade receivable		8.00%		61.00%
Fitbit, Inc.
Fitbit, Inc. trade receivable		2.50%		14.00%
Pitney Bowes Inc.
Pitney Bowes Inc. trade receivable		27.00%		7.00%
Total		77.00%		91.00%